CAPITAL MANAGEMENT - Capital structure (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2023	Dec. 31, 2022
CAPITAL MANAGEMENT
Short-term debts amount	Rp 9,650	Rp 8,191
Long-term debts amount	58,351	54,662
Total debts amount	68,001	62,853
Equity attributable to owners of the parent company amount	135,576	129,224
Total amount	Rp 203,577	Rp 192,077
Short-term debts portion (as a percent)	4.74%	4.26%
Long-term debts portion (as a percent)	28.66%	28.46%
Total debts portion (as a percent)	33.40%	32.72%
Equity attributable to owners of the parent company portion (as a percent)	66.60%	67.28%
Total portion (as a percent)	100.00%	100.00%